SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 1.00
Number Outstanding	199,000	62,500	62,500	8,640,000
Weighted Average Remaining Contractual Life		2 years 6 months
Number Exercisable		62,500
Exercise Price One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.00
Number Outstanding	49,000
Weighted Average Remaining Contractual Life	1 year 8 months 12 days
Number Exercisable	49,000
Exercise Price Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.10
Number Outstanding	150,000
Weighted Average Remaining Contractual Life	6 years 2 months 12 days
Number Exercisable	150,000